Long-term debt (Narrative) (Details) - CAD CAD in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Long-term Debt 1		CAD 4,000
Long-term Debt 2		2.50%
Long-term Debt 3		CAD 1,000
Long-term Debt 4		7.30%
Long-term Debt 5		CAD 17
Long-term Debt 1	CAD 4,000
Long-term Debt 2	2.50%
Long-term Debt 3	CAD 1,000
Long-term Debt 4	7.30%
Long-term Debt 5	CAD 17